Leases - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Operating lease right-of-use assets	$ 85,157	$ 256,117
Operating lease liabilities – current	72,645	185,154
Operating lease liabilities – non-current		96,175
Total operating lease liabilities	$ 72,645	$ 281,329
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1 year 2 months 4 days	1 year 9 months 25 days
Weighted average discount rate	3.00%	3.00%